Other Liabilities, Provisions, Contingencies and Commitments - Contingencies (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Provisions	$ 6,303	$ 8,854
Indirect taxes [member]
Disclosure of financial liabilities [line items]
Provisions	3,153	5,062	$ 5,421	$ 6,836
Labor [member]
Disclosure of financial liabilities [line items]
Provisions	1,857	2,455	2,601	2,723
Legal [member]
Disclosure of financial liabilities [line items]
Provisions	$ 1,293	$ 1,337	$ 1,906	$ 3,296